S000079794 [Member] Average Annual Total Returns	12 Months Ended	21 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	1.97%
Performance Inception Date		Apr. 13, 2023
Bloomberg Municipal 65% High Grade/35% High-Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.87%	3.49%
Performance Inception Date		Apr. 13, 2023
Bridge Builder Municipal High-Income Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.66%	5.41%
Performance Inception Date		Apr. 13, 2023
Bridge Builder Municipal High-Income Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	5.29%
Performance Inception Date		Apr. 13, 2023
Bridge Builder Municipal High-Income Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.57%	5.11%
Performance Inception Date		Apr. 13, 2023